Structured entities (Tables)	12 Months Ended
Dec. 31, 2023
Structured entities
Schedule of interest in unconsolidated structured entities

	2023			2022
	Asset-backed	Investment		Asset-backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	other	Total	vehicles	other	Total
	£m	£m	£m	£m	£m	£m
Assets
Trading assets	303	311	614	616	137	753
Derivatives	134	—	134	343	—	343
Loans to customers	2,701	999	3,700	2,431	648	3,079
Other financial assets	13,096	1,062	14,158	6,334	849	7,183
Total	16,234	2,372	18,606	9,724	1,634	11,358

Liabilities
Derivatives	213	17	230	388	22	410
Total	213	17	230	388	22	410

Off balance sheet
Liquidity facilities/loan commitments	1,873	396	2,269	1,723	320	2,043
Guarantees	—	127	127	—	107	107
Total	1,873	523	2,396	1,723	427	2,150

Maximum exposure	17,894	2,878	20,772	11,059	2,039	13,098